Form 13F Report for the Calendar Year or Quarter Ended:             9/30/2004

Check here if Amendment [  ]; Amendment Number:  ____
    This Amendment (check only one):             [  ] is a restatement
                                                 [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Horizon Bancorp
Address:  515 Franklin Square
          Michigan City, IN  46360


Form 13F File Number 28-6479

Person Signing this Report on Behalf of Reporting Manager:

Name:   James H. Foglesong
Title:       Chief Financial Officer
Phone:  219-873-2608


Signature, Place, and Date of Signing:

/s/ James H. Foglesong, Chief Financial Officer          Michigan City, IN
-----------------------------------------------          -----------------
                                                                Place
10/21/2004
----------
Date

Report Type (check only one):
                                             [ X ] 13F Holdings Report
                                                       [  ] 13F Notice
                                           [  ] 13F Combination Report

List of Other Managers Reporting for this Manager: Horizon Trust & Investment Management

Report Summary:

Number of Other Included Managers:                                           1

Form 13F Information Table Entry Total:                                     64

Form 13F Information Table Value Total:                            $55,789,070


List of Other Included Managers:         Horizon Trust & Investment Management

                                                                                          ------------------------
                                                                                          INVESTMENT DIRECTION (6)
                                                                                          ------------------------
                                                                                                   SHARED- SHARED    OTHER
 NAME OF ISSUER(1)                    TYPE(2)         CUSIP(3)     MARKET(4)   SHARES(5)    SOLE   DEFINED -OTHER  MANAGERS(7)
 -----------------                    -------         --------     ---------   ---------  ------------------------ -----------
Abbott Laboratories                   Equity          2824100        625403      14764       5440    9324    0    Not Applicable

ABN Amro 5.90% PFD                    Preferred Stock 00372P203      372880      15800      15200     600    0
Alcoa Inc Com Stk                     Equity          13817101       791515      23564      16594    6970    0
Alltel Corp                           Equity          20039103       921884      16789      12077    4712    0

Altria Group, Inc.                    Equity          02209S103      864783      18384      15185    3199    0
Ambac Financial Group 5.875% PFD      Preferred Stock 23139603       300247      12240       9440    2800    0
American Express Company              Equity          25816109       246648       4793        315    4478    0
American International Group Inc      Equity          26874107      1138289      16742      11036    5706    0
Ameristock Mutual Fund                Equity          03071F104     4466876     115037      66483   48553    0
Amgen Inc                             Equity          31162100       738416      12998       9513    3485    0
Apache Corp                           Equity          37411105       797952      15924      11577    4347    0
Archer Daniels Midland CO             Equity          39483102       403122      23741      17793    5948    0

Bac Cap Trust III 7.00% PFD           Preferred Stock 55188205       370580      14000      14000       0    0
BP Amoco PLC, ADR's                   Equity          55622104      1912412      33242      22667   10575    0
Bellsouth Corp                        Equity          79860102       322592      11895       6395    5500    0
Berkshire Hathaway Inc Del Cl A       Equity          84670108       519900          6          0       6    0
Berkshire Hathaway, Inc. Cl B         Equity          84670207       597168        208         22     186    0
Cendant Corp.                         Equity          151313103      719669      33318      22173   11145    0
ChevronTexaco Corp                    Equity          166764100     1228141      22896      15574    7322    0
Chiron Corp                           Equity          170040109      656591      14855      10642    4213    0
Citigroup, Inc.                       Equity          172967101     1040879      23592      16080    7512    0
Coca-Cola Company                     Equity          191216100      235134       5871       1850    4021    0

Costco Wholesale Corp                 Equity          22160K105      402024       9685       6748    2937    0

DNP Select Income Fund Inc.           Equity          23325P104     2676300     238317     131119  107198    0
Du Pont DE Nemours                    Equity          263534109      616363      14401      10140    4261    0
Electronic Arts Inc                   Equity          285512109      714639      15539      11587    3952    0

Entergy Ark Inc. 6% PFD               Preferred Stock 29364D795      231750       9000       6800    2200    0

Exxon Mobil Corp                      Equity          30231G102      560725      11602       4650    6952    0
General Electric Company              Equity          369604103     2587305      77049      45182   31867    0
General Electric Cap Corp 6.10% Pfd   Preferred Stock 369622519     1414780      55700      35500   20200    0
Harley-Davidson                       Equity          412822108     1018445      17134      11448    5686    0


                                      ----------------------------
                                          VOTING AUTHORITY (8)
                                      ----------------------------

 NAME OF ISSUER(1)                        SOLE   SHARED    NONE
 -----------------                    ----------------------------
Abbott Laboratories                        2315      0      12449

ABN Amro 5.90% PFD                         1200      0      14600
Alcoa Inc Com Stk                          6243      0      17321
Alltel Corp                                4325     50      12414

Altria Group, Inc.                         2750      0      15634
Ambac Financial Group 5.875% PFD           3040      0       9200
American Express Company                      0      0       4793
American International Group Inc           3850      0      12892
Ameristock Mutual Fund                 21702.57   1655      91679
Amgen Inc                                  3347      0       9651
Apache Corp                                3790      0      12134
Archer Daniels Midland CO                  6310      0      17431

Bac Cap Trust III 7.00% PFD                3000      0      11000
BP Amoco PLC, ADR's                         400      0      32842
Bellsouth Corp                             2895      0       9000
Berkshire Hathaway Inc Del Cl A               0      0          6
Berkshire Hathaway, Inc. Cl B                 2      0        206
Cendant Corp.                              7527      0      25791
ChevronTexaco Corp                         6446      0      16450
Chiron Corp                                3690      0      11165
Citigroup, Inc.                            5774      0      17818
Coca-Cola Company                          1050    150       4671

Costco Wholesale Corp                      2320      0       7365

DNP Select Income Fund Inc.               40638   1500     196179
Du Pont DE Nemours                         3969    100      10332
Electronic Arts Inc                        3994      0      11545

Entergy Ark Inc. 6% PFD                    2000      0       7000

Exxon Mobil Corp                           3200      0       8402
General Electric Company                  21513      0      55536
General Electric Cap Corp 6.10% Pfd        8800   1000      45900
Harley-Davidson                            4083    100      12951

                                                                                          ------------------------
                                                                                          INVESTMENT DIRECTION (6)
                                                                                          ------------------------
                                                                                                   SHARED- SHARED    OTHER
 NAME OF ISSUER(1)                    TYPE(2)         CUSIP(3)     MARKET(4)   SHARES(5)    SOLE   DEFINED -OTHER  MANAGERS(7)
 -----------------                    -------         --------     ---------   ---------  ------------------------ -----------

Home Depot Incorporated               Equity          437076102     1207634      30807      20901    9906    0
Hubbell Inc Cl B                      Equity          443510201      245444       5475          0    5475    0

Innovative Comm Technologies          Equity          45769Q108         100      10000          0   10000    0
International Business Machines Corp  Equity          459200101      269395       3142        300    2842    0
Johnson & Johnson                     Equity          478160104     1187493      21081      15683    5398    0
L-3 Communications Holdings, Inc.     Equity          502424104     1041783      15549      11248    4301    0
MBNA Corporation                      Equity          55262L100     1453838      57692      40351   17341    0
Marsh & McLennan CO                   Equity          571748102      727813      15905      11197    4708    0
Medimmune Inc                         Equity          584699102      281106      11861       7874    3987    0
Medtronic Inc                         Equity          585055106      954233      18386      12533    5853    0
Microsoft Corporation                 Equity          594918104     1255504      45407      29245   16162    0
Migratec Inc                          Equity          598622108          80     100000          0  100000    0
Newmont Mining Corp                   Equity          651639106      367564       8073       5207    2866    0
Nokia Corp ADR                        Equity          654902204      712589      51938      35883   16055    0
Northern Trust Corp                   Equity          665859104      879689      21561      15471    6090    0
Omnicom Group Inc                     Equity          681919106      483949       6624       4671    1953    0
Pepsico Inc                           Equity          713448108      775189      15934       9680    6254    0
Pfizer Inc.                           Equity          717081103     1036453      33871      21780   12091    0
Procter & Gamble CO                   Equity          742718109     1062484      19632      10925    8707    0
Qualcomm Inc                          Equity          747525103     1201690      30781      20729   10052    0
Rochester Gas & Electric - 6.65% PFD  Preferred Stock 771367794      836784      31200      28200    3000    0
Royal Dutch Petroleum                 Equity          780257804     1342993      26027      19894    6133    0
Schering Plough Corporation           Equity          806605101      247780      13000       6500    6500    0
Starbucks Corp                        Equity          855244109      627575      13805       9193    4612    0
Sungard Data Systems Inc.             Equity          867363103      545450      22947      16249    6698    0
Teva Pharmaceutical Inds Ltd          Equity          881624209      951535      36668      25413   11255    0
Tyco International Ltd.               Equity          902124106     1120654      36551      26153   10398    0

Vectren Corp                          Equity          92240G101      286397      11374       7375    3999    0

Verizon Communications                Equity          92343V104      222536       5651       2604    3047    0
Wal-Mart Stores Inc                   Equity          931142103     1192106      22408      15252    7156    0
Walgreen CO                           Equity          931422109     1611884      44987      27342   17645    0
Wells Fargo & CO New                  Equity          949746101     1614244      27071      15745   11326    0

Flextronics International Ltd         Equity          Y2573F102      551690      41637      29485   12152    0
                                                                -----------------------------------------------
                                                                $55,789,070  1,756,131  1,066,313 689,817    0
                                                                ===============================================


                                      ----------------------------
                                          VOTING AUTHORITY (8)
                                      ----------------------------

 NAME OF ISSUER(1)                        SOLE   SHARED    NONE
 -----------------                    ----------------------------

Home Depot Incorporated                     6930      0      23877
Hubbell Inc Cl B                               0      0       5475

Innovative Comm Technologies                   0      0      10000
International Business Machines Corp           0      0       3142
Johnson & Johnson                           4822     40      16219
L-3 Communications Holdings, Inc.           4120      0      11429
MBNA Corporation                           12174    375      45143
Marsh & McLennan CO                         4370      0      11535
Medimmune Inc                               2745      0       9116
Medtronic Inc                               4455    100      13831
Microsoft Corporation                       9919      0      35488
Migratec Inc                                   0      0     100000
Newmont Mining Corp                         1985      0       6088
Nokia Corp ADR                             11963    325      39650
Northern Trust Corp                         5607    200      15754
Omnicom Group Inc                           1667      0       4957
Pepsico Inc                                 5055      0      10879
Pfizer Inc.                                 7298      0      26573
Procter & Gamble CO                         7528      0      12104
Qualcomm Inc                                7641      0      23140
Rochester Gas & Electric - 6.65% PFD        3800      0      27400
Royal Dutch Petroleum                       7535      0      18492
Schering Plough Corporation                    0      0      13000
Starbucks Corp                              3060      0      10745
Sungard Data Systems Inc.                   5755      0      17192
Teva Pharmaceutical Inds Ltd                9680      0      26988
Tyco International Ltd.                     8870      0      27681

Vectren Corp                                   0      0      11374

Verizon Communications                      1094      0       4557
Wal-Mart Stores Inc                         5794      0      16614
Walgreen CO                                 8185      0      36802
Wells Fargo & CO New                        6169    100      20802

Flextronics International Ltd              10030      0      31607
                                      -----------------------------
                                         348,425  5,695  1,402,011
                                      =============================